Non-financial Assets and Liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance		$ 730
Charged/(credited) to:
- profit or loss	$ (239)	(821)
- directly to equity	239	91
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(71,916)	(72,899)
Charged/(credited) to:
- profit or loss	(8,742)	1,449
- directly to equity	247	(466)
Ending balance	(80,411)	(71,916)
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(8,248)	(6,196)
Charged/(credited) to:
- profit or loss	425	(2,609)
- directly to equity	(8)	557
Ending balance	(7,831)	(8,248)
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	80,164	79,825
Charged/(credited) to:
- profit or loss	8,078	339
Ending balance	$ 88,242	$ 80,164